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US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

June 7, 2013
BY EDGARLINK

U.S. Securities and Exchange Commission
Office of Investment Management
100 F Street, NE
Washington, DC 20549
Attn: Rebecca Marquigny, Senior Counsel

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account B
Correspondence Filing in Relation to Post-Effective Amendment No. 6 to Registration Statement
on Form N-4
Prospectus Title: ING express Retirement Variable Annuity
File Nos.: 333-167182 and 811-02512

Dear Ms. Marquigny:

On behalf of ING Life Insurance and Annuity Company (the "Company") and its Variable Annuity Account B
(the "Separate Account"), we hereby transmit an electronic format copy of a revised prospectus for the above-
referenced Post-Effective Amendment No. 6 and this letter prepared in response to the following comments received from you in relation to the that Post-Effective Amendment, which as filed with the U.S. Securities and
Exchange Commission (the “SEC”) on February 20, 2013.

Your comments, which you communicated to me in a telephone conversation on May 29, 2013, and our responses thereto, are noted below.

Comment 1. There are still a few instances in the prospectus where the defined term “Initial Premium” is used. Please revise to reflect deletion of the word “Initial”.

Response to Comment 1. We have me the changes as requested.

Comment 2. In the Synopsis under “How will payouts and withdrawals from my annuity contract be taxed?”
there is a statement that “Annuity Plan payments will be taxed as annuity payments.” Please clarify what it means to be taxed as annuity payments.

Response to Comment 2. We have revised the sentence to explain generally what it means for an Annuity
Plan payment to be taxed as an annuity payment. Also note that there is a cross-reference to the “U.S.
Federal Income Tax Considerations section of the prospectus where more information can be found.

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095

U.S. Securities and Exchange Commission

Comment 3. In the “Fees and Expenses” section where the maximum amounts of the Annual Administrative
Charge, the Mortality and Expense Risk Charge and the MGWB Charge are outlined, you disclose that the current charge may be less than the maximum amount shown. Please add a statement as to how the
Owner/Annuitant can find out what the current charges will be.

Response to Comment 3. We have added new disclosures in the sub-section describing each charge to make it clear that the amount of the charge will be set forth in the contract and that purchasers may contact our
Customer Service Center to learn the current amount of each of the charges identified.

Comment 4. It is unclear how the MGWB Charge is deducted quarterly when the charge is based on the
MGWB Base on each previous Business Day. Please clarify this disclosure.

Response to Comment 4. We have revised the disclosure to clarify that the MGWB Charge, which is deducted quarterly, is equal to the sum of the daily calculation of the charge that accrues each Business Day.

Comment 5. Please revise the last sentence at the end of the first paragraph of “The Annuity Contract”
section to urge the reader “to read the contract, which further describes the operation of the contract and has additional information about the rights and responsibilities under the contract.”

Response to Comment 5. We have revised the disclosures, as requested.

Comment 6. Please consider switching the order of the second and third sentences in the “Annuitant” sub-
section within “The Annuity Contract” section of the prospectus.

Response to Comment 6. We have switched the order of these sentences, as requested.

Comment 7. Please revise the third bullet point in the “Beneficiary” sub-section within “The Annuity
Contract” section of the prospectus to more clearly state that payment of the Death Benefit to the Owner’s estate will occur upon the death of the Annuitant or the death of the surviving spouse who chose to continue the contract after the death of the Annuitant, and no surviving Beneficiary.

Response to Comment 7. We have made this revision, as requested.

Comment 8. Please revise the last paragraph of the “Availability of the Contract” sub-section within “The
Annuity Contract” section to avoid any implication that there are additional costs for the contract other than those previously identified in the “Synopsis – Fees and Expenses” table.

Response to Comment 8. The purpose of this paragraph is to explain that an IRA and other qualified retirement plans provide for favorable tax treatment of earnings (tax-deferral) and that use of the annuity contract is not necessary for this favorable tax treatment. We have revised this paragraph to more clearly communicate this idea and eliminate possible confusion regarding additional costs.

Comment 9. Please add “after receipt” where indicated in our telephone conversation to the first paragraph of the “Crediting of the Premium Payment” sub-section within “The Annuity Contract” section.

Response to Comment 9. We have made this addition, as requested.

Comment 10. Because the MGWB Charge is the only charge not deducted daily, please specifically eliminate the reference to “Any fees and charges other than daily charges” in the fifth bullet of the
“Accumulation Value” sub-section within “The Annuity Contract” section of the prospectus to eliminate any implication that there are charges other than the MGWB Charge that are not deducted each day.

Response to Comment 10. We have made this revision as requested.

U.S. Securities and Exchange Commission

Comment 11. Please explain in the “MGWB Base” sub-section within the “Minimum Guaranteed
Withdrawal Benefit” section how an Annuitant can determine or learn what their MGWB Base is.

Response to Comment 11. We have added disclosure that Annuitants may contact the Customer Service
Center to find out what their MGWB Base is.

Comment 12. Please restore the text in the first sentence of the first paragraph in the “Lifetime Withdrawal
Phase” sub-section within the “Minimum Guaranteed Withdrawal Benefit” section, which was deleted from the initial 485(a) filing in the most recent version of the prospectus. Also, please clarify what is meant by “on and after the Annuitant is age 62” in that same first paragraph.

Response to Comment 12. We have revised the paragraph, as requested, to clarify the disclosure.

Comment 13. Please include the correct page reference instead of “error! Bookmark not defined” in the second bullet point within the second set of bullets in the “Lifetime Withdrawal Phase” sub-section within the
“Minimum Guaranteed Withdrawal Benefit” section of the prospectus.

Response to Comment 13. We have made this correction, as requested, and will make sure that all cross-
references are accurate.

Comment 14. To better highlight the information, please bold the second to last sentence in the first paragraph of the “Maximum Annual Withdrawal (“MAW”)” sub-section of the “Minimum Guaranteed
Withdrawal Benefit” section of the prospectus.

Response to Comment 14. To improve the understandability of the disclosure about the various adjustments that can be made to the MAW amount, we have added headings to the various paragraphs to better highlight the “Adjustment to the MAW When Payments Begin before or after Age 65”, the “Adjustment to the MAW
During the First Contract Year” and the “Adjustment to the MAW for Joint and Survivor MGWB”. We have also reorganized some of the information to improve the understandability of the disclosure and added disclosure about how the MAW percentage does not change for the life of the contract even though the
MGWB Base may change.

Comment 15. Please clarify the order in which adjustments to the MAW will occur.

Response to Comment 15. To help clarify the order in which adjustments to the MAW are made, we have revised the order of some of the paragraphs in the “Maximum Annuity Withdrawal (“MAW”)” sub-section within the Minimum Guaranteed Withdrawal Benefit” section of the prospectus, added a cross-reference to the Example in Appendix I of an adjustment to the MAW because of a Joint and Survivor MGWB election, and clarified the order in which adjustments to the MAW will be made.

Comment 16. To better highlight the disclosure, please bold the last two sentenced of the Example in the
“Maximum Annual Withdrawal (“MAW”)” sub-section within the “Minimum Guaranteed Withdrawal
Benefit” section of the prospectus. Additionally, please add disclosure to specifically indicate that in this situation less than the full MAW amount will be available in the first contract year.

Response to Comment 16. We have made these revisions, as requested.

Comment 17. Please add a heading to the paragraph immediately below the Example in the “Maximum
Annual Withdrawal (“MAW”)” sub-section within the “Minimum Guaranteed Withdrawal Benefit” section of the prospectus to better differentiate the information in that paragraph, which is about a Joint and Survivor
MGWB, from the information in the prior paragraph and Example.

Response to Comment 17. See response to Comment 14.

Comment 18. In the second paragraph of the “Lifetime Automatic Periodic Benefit Status” sub-section within the “Minimum Guaranteed Withdrawal Benefit” section of the prospectus you indicate that when the

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Lifetime Automatic Periodic Benefit Status begins you will “promptly pay the difference between
Withdrawals taken and the MAW. What is meant by “promptly”?

Response to Comment 18. The word “promptly” is used to simply indicate the expected service level of processing such payments through our administrative systems. To avoid any confusion we have deleted the word from the disclosure.

Comment 19. In the last sentence of the second to last paragraph of the “Lifetime Automatic Periodic
Benefit Status” sub-section within the “Minimum Guaranteed Withdrawal Benefit” section of the prospectus you state that “[t]he sum of the MGWB Period Payments in each Contract Year will equal the amount of the
Maximum Annual Withdrawal.” The use of the word “sum” implies that there is a mathematical formula involved with this. Please clarify.

Response to Comment 19. The use of the word “sum” is not intended to imply that there is a mathematical formula involved with this. Rather, the intent of the sentence is to simply convey that the amount of the
MGWB Periodic Payments each Contract Year will be equal to the amount of the MAW payments that the
Annuitant has already been receiving. To avoid any confusion we have replaced the word “sum” with the word “amount.”

Comment 20. Please make it clear in the “Death of the Annuitant and Spousal Continuation of the MGWB”
sub-section within the “Minimum Guaranteed Withdrawal Benefit” section of the prospectus that the surviving spouse has the option of receiving the Death Benefit or continuing the contract upon the death of the Annuitant.

Response to Comment 20. This sub-section has been revised to address your comment.

Comment 21. Please delete the word “generally” in relation to the time frame in which the Cash Surrender
Value or Death Benefit will be paid upon notice of a surrender or death.

Response to Comment 21. We have made this deletion in both the “Surrenders and Withdrawals” section and the “Death Benefit” section of the prospectus.

Comment 22. In the discussion about Systematic Withdrawals, please disclose in bold text that systematic withdrawals that are based upon a percentage of the Accumulation Value will be smaller each year, as opposed to Withdrawals of a fixed dollar amount or Maximum Annual Withdrawals under the MGWB.

Response to Comment 22. We have added the disclosure, as requested, in the “Systematic Withdrawals”
sub-section within the “Surrenders and Withdrawals” section of the prospectus.

Comment 23. In the “Spousal Beneficiary Contract Continuation” sub-section within the “Death Benefit”
section of the prospectus, please make it clearer that: (1) the surviving spousal beneficiary may choose whether to receive the Death Benefit or continue the contract on the death of the Annuitant; (2) the Death
Benefit equals the Accumulation Value; and (3) special consideration should be given to continuing the contract when a single life MGWB had been elected by the deceased Annuitant because the MGWB terminates upon his/her death.

Response to Comment 23. We have made revisions to the “Spousal Beneficiary Contract Continuation”
sub-section within the “Death Benefit” section of the prospectus to address your comments.

Comment 24. In the “Annuity Plans and Annuity Payments” section of the prospectus, please clarify whether Annuity Plans and Annuity Payments are fixed or variable. If variable and payments are for a guaranteed period, then commutation of the present value of future guaranteed Annuity Payments is required.

Response to Comment 24. We have made revisions to the “Annuity Plans and Annuity Payments” section of the prospectus to make it clearer that Table 1 Annuity Plan payments are made on a fixed basis (meaning that the amount of the payments are fixed and will not change) and that Table 2 Annuity Plan payments may

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vary (meaning that the payments may change) because they are based, in part, on the Accumulation Value.
The “Annuity Plan Comparison Chart” details the differences between each of the options and shows how only Table 2 Annuity Plans provide for Withdrawals and/or Surrender of the Contract after the Annuity
Commencement Date. Additionally, because Table 2 Annuity Plans are life only options, guaranteed payments are not available. Consequently, commutation of the present value of remaining guaranteed payments is inapplicable to these Annuity Plans.

Comment 25. Please clarify that changes to the minimum Accumulation Value necessary to elect an
Annuity Option and the minimum Annuity Payment amount will apply only to new annuity elections.

Response to Comment 25. As requested, we have enhanced the disclosure about these minimum amounts to clarify this point.

Comment 26. In the “Annuity Plans and Annuity Payments” section of the prospectus, please clarify what the reference to “the application of the Cash Surrender Value to a single premium immediate annuity under the Same Plan” means.

Response to Comment 26. What is meant by this paragraph is that the amount of Annuity Payments under the contract offered through the prospectus will not be less than the amount received under the same annuity plan or option in a single premium immediate annuity offered by us on the Annuity Commencement Date.
We have made a small revision to this paragraph to make this clearer.

Comment 27. In the “Death of the Annuitant” sub-section within the “Annuity Plans and Annuity
Payments” section of the prospectus, please add a reference to where a Beneficiary can locate the Single Life
Table under Treasury Regulation Section 1.401(a)(9)-9 or get more information.

Response to Comment 27. Because the Treasury Regulation is cited in the disclosure, in response to your comment we have added a sentence to this subsection suggesting that a qualified tax adviser be consulted in relation to this Treasury Regulation will apply to a Beneficiary.

Comment 28. In order to assess a reasonable charge for additional reports to Owners, as described in the
“Reports to Contract Owners” sub-section within the “Other Important Information” section of the prospectus, the maximum amount that may be charged must be reflected in the Synopsis – Fees and
Expenses” section and disclosed in the “Fees and Expenses” section.

Response to Comment 28. In response to your comment, we have deleted the sentence about the reservation of the right to assess a reasonable charge for additional reports.

I trust that our responses and the revised prospectus, which incorporate our responses to your comments, adequately address your concerns. Marked and unmarked copies of the revised prospectus are included for your review. The marked copy shows the revisions made since the version included in our correspondence filing on
May 21, 2013, but it may not reflect some changes of the order in which information appears.

Please feel free to call me at 860-580-2824 with any further comments or questions. Once we hear back from you, we will prepare a 485(b) amendment to address any further concerns and include the necessary information to go effective.

Thank you for your consideration.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie